Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB ANNUITY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]	sap_SupplementTextBlock
SCHWAB ANNUITY PORTFOLIOS

(the “Trust”)

Schwab Money Market Portfolio

(the “Portfolio”)

Supplement dated February 25, 2016

This supplement provides information regarding certain changes the Portfolio will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Further, effective April 14, 2016, the Portfolio will change its name to Schwab Government Money Market Portfolio.

The Prospectus and Statement of Additional Information of the Portfolio will be updated to reflect the name change and the addition of the new non-fundamental investment policies on April 14, 2016.

SCHWAB ANNUITY PORTFOLIOS
(the “Trusts”)

Schwab Money Market Portfolio

(the “Funds”)

Supplement dated February 25, 2016

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.

Schwab Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sap_SupplementTextBlock
SCHWAB ANNUITY PORTFOLIOS

(the “Trust”)

Schwab Money Market Portfolio

(the “Portfolio”)

Supplement dated February 25, 2016

This supplement provides information regarding certain changes the Portfolio will be making in connection with amendments adopted by the U.S. Securities and Exchange Commission to Rule 2a-7 and other rules governing money market funds under the Investment Company Act of 1940, as amended (the “Amendments”).

Further, effective April 14, 2016, the Portfolio will change its name to Schwab Government Money Market Portfolio.

The Prospectus and Statement of Additional Information of the Portfolio will be updated to reflect the name change and the addition of the new non-fundamental investment policies on April 14, 2016.

SCHWAB ANNUITY PORTFOLIOS
(the “Trusts”)

Schwab Money Market Portfolio

(the “Funds”)

Supplement dated February 25, 2016

On November 8, 2015, the Boards of Trustees of the Trusts approved an agreement to terminate the ability of the investment adviser and/or its affiliates to recapture from the Funds, or otherwise seek reimbursement payments from the Funds for, any fees waived under the voluntary yield waiver.

The investment adviser and/or its affiliates will continue to voluntarily waive fees for the Funds under the voluntary yield waiver to the extent necessary to maintain a positive net yield or non-negative net yield for the Funds, as applicable, but will no longer have the ability to recapture, or otherwise seek reimbursement payments from the Funds, for those fees or any fees previously waived under the voluntary yield waiver.

Accordingly, effective as of November 9, 2015, all references to the ability to recapture or seek reimbursement payments by the investment adviser and/or its affiliates under the voluntary yield waiver are hereby removed.